Income Taxes - Schedule of Income Tax Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Current tax	€ (6,396)	€ (1,271)	€ 0
Movement on deferred tax	(1,284)	(1,137)	0
Total Income tax expense	€ (7,680)	€ (2,408)	€ 0